Business Combinations - Summary of assets acquired at fair value (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Jul. 01, 2021	Jun. 04, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Consideration paid:
Cash, net of cash acquired					$ 22,896	$ 2,058
Identifiable assets acquired and liabilities assumed
Goodwill				$ 123,694	123,694	$ 98,520	$ 98,531	$ 98,147
Contingent consideration					$ 783
HTL
Consideration paid:
Cash, net of cash acquired			$ 4,920
Class A Common Stock issued	[1]		1,557
Contingent consideration			0
Trade receivables due from seller			1,027
Notes payable to seller			0
Total consideration			7,504
Identifiable assets acquired and liabilities assumed
Accounts receivable			1,110
Inventory and other assets			354
Accounts payable			(45)
Deferred tax liabilities, net			(675)
Accrued and other liabilities			(802)
Total identifiable net assets			2,738
Goodwill			$ 4,766
Equity consideration (in shares)			110,726
HTL | Customer relationships
Identifiable assets acquired and liabilities assumed
Intangible assets			$ 2,696
HTL | Non-compete agreement
Identifiable assets acquired and liabilities assumed
Intangible assets			$ 100
Wigmore
Consideration paid:
Cash, net of cash acquired	[2]	$ 1,757
Class A Common Stock issued	[1],[2]	456
Contingent consideration	[2]	783
Trade receivables due from seller	[2]	2,336
Notes payable to seller	[2]	0
Total consideration	[2]	5,332
Identifiable assets acquired and liabilities assumed
Accounts receivable	[2]	2,079
Inventory and other assets	[2]	341
Accounts payable	[2]	(456)
Deferred tax liabilities, net	[2]	(842)
Accrued and other liabilities	[2]	(317)
Total identifiable net assets	[2]	3,141
Goodwill	[2]	$ 2,191
Equity consideration (in shares)		28,157
Contingent consideration				300
Decrease to intangible assets				$ 1,000
Wigmore | Customer relationships
Identifiable assets acquired and liabilities assumed
Intangible assets	[2]	$ 2,276
Wigmore | Non-compete agreement
Identifiable assets acquired and liabilities assumed
Intangible assets	[2]	60
Ecomedic
Consideration paid:
Cash, net of cash acquired		11,338
Class A Common Stock issued	[1]	6,513
Contingent consideration		0
Trade receivables due from seller		1,679
Notes payable to seller		2,153
Total consideration		21,683
Identifiable assets acquired and liabilities assumed
Accounts receivable		15
Inventory and other assets		1,262
Accounts payable		(772)
Deferred tax liabilities, net		(1,834)
Accrued and other liabilities		(340)
Total identifiable net assets		4,406
Goodwill		$ 17,277
Equity consideration (in shares)		401,021
Ecomedic | Customer relationships
Identifiable assets acquired and liabilities assumed
Intangible assets		$ 5,487
Ecomedic | Non-compete agreement
Identifiable assets acquired and liabilities assumed
Intangible assets		588
Sidermica
Consideration paid:
Cash, net of cash acquired		4,881
Class A Common Stock issued	[1]	815
Contingent consideration		0
Trade receivables due from seller		1,581
Notes payable to seller		0
Total consideration		7,277
Identifiable assets acquired and liabilities assumed
Accounts receivable		1,657
Inventory and other assets		454
Accounts payable		0
Deferred tax liabilities, net		0
Accrued and other liabilities		0
Total identifiable net assets		4,911
Goodwill		$ 2,366
Equity consideration (in shares)		50,195
Sidermica | Customer relationships
Identifiable assets acquired and liabilities assumed
Intangible assets		$ 2,700
Sidermica | Non-compete agreement
Identifiable assets acquired and liabilities assumed
Intangible assets		$ 100

[1]	Class A Common Stock issued as consideration for the acquisitions was 110,726, 28,157, 401,021 and 50,195 shares for HTL, Wigmore, Ecomedic and Sidermica, respectively.
[2]	During the fourth quarter of 2021, adjustments were made to the Wigmore valuation pertaining to contingent consideration and intangible assets. Goodwill was adjusted due to an increase of $0.3 million in contingent consideration and a decrease of $1.0 million in intangible assets.